Foreclosed Assets Held for Sale (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for losses on real estate owned
Balance at beginning of year	$ 10,295	$ 2,327	$ 0
Provision for loss	4,265	11,383	2,649
Charge-offs	(14,715)	(3,982)	(1,060)
Recoveries	155	567	738
Balance at end of year	$ 0	$ 10,295	$ 2,327